COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease commitments:
2018	$ 1,146
2019	1,137
2020	1,161
2021	1,193
2022 and after	3,861
Total	8,498
TAT Industries [Member]
Lease commitments:
Lease expense	$ 740	$ 681	$ 667
TAT Technologies Ltd [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2024
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	$ 460	$ 454	$ 419
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2025